Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Percentage of inventories, cost determined using LIFO	63.00%	65.00%
Excess cost of inventories over LIFO, if used FIFO	$ 1,458,900	$ 1,535,800
LIFO (credit) expense	$ (76,875)	$ (52,168)	$ 204,595